Deferred Compensation Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Mar. 10, 2010
Deferred Compensation Arrangements [Abstract]
Debt Instrument, Repurchase Amount									$ 28.5
RDU Plan, Units Authorized for Issuance	28,500		28,500
RDU Plan, Units Outstanding	26,499		26,174
RDU Plan, Distributions Paid						1.6	0.9	5.6
RDU Plan, Compensation Expense	2.1	2.1	8.4	8.1	7.1
RDU Plan, unrecognized compensation expense	15.6		17.7
RDU Plan, Unrecognized Compensation Expense, Period of Recognition	1 year 9 months 0 days		2 years 0 months 0 days
RDU Plan, Liability	$ 17.6		$ 15.5	$ 15.2